February 28, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Equity Trust (the "Trust")
               Evergreen Sector Funds
                 Evergreen Health Care Fund
                 Evergreen Technology Fund
                 Evergreen Utility and Telecommunications
               Post-Effective Amendment No. 31 to Registration Statement Nos. 333-37453/811-08413


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 31 to Registration Statement
Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 26, 2001.

     If you have any questions or would like further information, please call me at (617) 210-3685.

                                           Very truly yours,

                                           /s/ Irma I. Irizarry

                                           Irma I. Irizarry